DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 56.8%
	EQUITY - 50.6%
89,643	BNY Mellon US Large Cap Core Equity ETF			$ 11,188,343
100,000	Goldman Sachs Equal Weight US Large Cap Equity ETF			8,466,000
110,640	Invesco Nasdaq 100 ETF			26,290,277
784,530	Schwab US Dividend Equity ETF			24,069,380
100,005	State Street SPDR Portfolio S&P 500 ETF			7,654,383
41,800	Vanguard Dividend Appreciation ETF			8,989,508
153,990	Vanguard Russell 1000 Growth ETF			16,891,163
53,400	Vanguard Value ETF			10,477,080
				114,026,134
	FIXED INCOME - 6.2%
278,900	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF			14,037,037

	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,512,100)			128,063,171

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 12.5%
	U.S. TREASURY BILLS — 12.5%
20,182,000	United States Treasury Bill(a),(b)	3.6100	05/07/26	20,108,437
8,138,000	United States Treasury Bill(b)	3.6100	05/14/26	8,102,696
				28,211,133
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $28,214,146)			28,211,133

	TOTAL INVESTMENTS - 69.3% (Cost $136,726,246)			$ 156,274,304
	OTHER ASSETS IN EXCESS OF LIABILITIES- 30.7%			69,153,926
	NET ASSETS - 100.0%			$ 225,428,230

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
3,070	CBOT 2 Year US Treasury Note Futures	07/01/2026	$ 636,857,107	$ 265,531
1,157	CBOT Corn Futures(a)	07/15/2026	27,088,263	1,486,078
	TOTAL FUTURES CONTRACTS			$ 1,751,609

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
52	CME E-Mini NASDAQ 100 Index Futures	06/22/2026	$ 24,871,600	$ 1,017,722
314	CME Live Cattle Futures(a)	07/01/2026	30,555,340	(1,978,282)
	TOTAL FUTURES CONTRACTS			$ (960,560)

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this investment is a holding of the DAMF Fund Ltd.
(b)	Zero coupon bond; rate disclosed is the effective yield as of March 31, 2026